ORGANIZATION - Summary of Operations of VIE Included in Consolidated Statements of Comprehensive Income (loss) (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ORGANIZATION
Net income (loss)	¥ 299,815,046	$ 41,074,495	¥ (37,873,274)	¥ (1,111,207,883)
Consolidated VIE
ORGANIZATION
Revenues	154,830,112	21,211,638	1,701,876,288	1,980,415,725
Net income (loss)	¥ 330,933,575	$ 45,337,714	¥ (87,530,375)	¥ (1,131,232,450)